UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end:  MARCH 31, 2006
                          --------------

Date of reporting period:  MARCH 31, 2006
                           --------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                       (THE PERKINS DISCOVERY FUND LOGO)

                                 ANNUAL REPORT

                                   Year Ended
                                 March 31, 2006

April 24, 2006

Dear Shareholders:

   For its fiscal year ended March 31, 2006, the Perkins Discovery Fund posted strong results, with a return of 35.15% versus 24.40% for the Russell 2000, 17.03% for the NASDAQ Composite and 11.73% for the S&P 500. We attribute this to a good overall market which was led by small-cap stocks. Three of our best performing stocks were BTU International, Inc., EDAP TMS S.A. ADR, and Matrix Initiatives, Inc. BTU International is a semi-conductor technology company. EDAP and Matrix Initiatives are both medical companies. We believe this also reflects the current strength in medical and other technology stocks.

   The table below shows the Fund's performance for various periods ended March 31, 2006.

                              PERKINS       RUSSELL       NASDAQ
ANNUALIZED                   DISCOVERY       2000       COMPOSITE      S&P 500
TOTAL RETURN                   FUND          INDEX        INDEX         INDEX
------------                 ---------      -------     ---------      -------
Since 4-9-98 Inception        18.36%         6.02%         3.20%         3.52%
Five Year                     16.78%        11.17%         4.92%         3.97%
Three Year                    32.09%        28.01%        20.36%        17.22%
One Year                      35.15%        24.40%        17.03%        11.73%

The Fund's performance by calendar year is shown in the table below.

                              PERKINS
                             DISCOVERY      RUSSELL       NASDAQ         S&P
                                FUND         2000       COMPOSITE        500
 CALENDAR PERIOD              (PDFDX)        INDEX        INDEX         INDEX
 ---------------             ---------      ------      ---------       -----
 1998 (Partial Year)            9.67%      -11.23%        21.34%        12.84%
 1999                          67.54%       19.62%        85.58%        21.03%
 2000                           7.61%       -4.20%       -39.29%        -9.15%
 2001                          17.76%        1.03%       -21.05%       -11.91%
 2002                         -31.18%      -21.58%       -31.53%       -22.18%
 2003                          67.87%       45.38%        50.01%        28.62%
 2004                          22.55%       17.00%         8.59%        10.92%
 2005                           1.13%        3.32%         1.37%         4.88%
 2006 (YTD to 03/31/06)        15.17%       13.65%         6.10%         4.28%
 Annualized - Discovery        18.36%        6.02%         3.20%         3.52%
 (Inception to 03/31/06)

Please note that performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-366-8361.

   A market study that we often look at is the "Dow Jones Four-Year
Presidential Cycle", which is a composite of all election cycles since 1900 that is compiled by Ned Davis Research. It typically results in an up market well into the post-election year and in the spring of the second presidential year followed by a correction and buying opportunity in the fall of the second presidential year. At this point, we are well into the spring of the second presidential year and the market has continued to be strong so we may have more upside ahead before a decline into the fall.

   Another market study that we keep an eye on is the Leuthold Group's "Small Cap Stocks Vs. Large Caps (Total Returns)", which is the relative strength between the Russell 2000 and the S&P 500. It shows that we are now in the seventh or eighth year of a cycle of general outperformance by small-cap stocks. In the past, some cycles have not lasted this long but others have lasted as long as ten or eleven years. Currently, this chart suggests that the Small Cap leadership is continuing. That being said, small-cap stocks have now reached a range of overvaluation relative to large-caps. This tells us that stock selection will become even more important for us in the future.

   We cannot control the action of the market; however, we will continue to pick stocks that we believe can do well over the long term using the same bottom-up selection process of looking for small companies that are benefiting from positive change. And, of course, we continue to monitor our holdings. Some of these are approaching levels where they will be sold, even though they continue to be good companies. Others will not work out in the way we anticipated and will be candidates to be sold. Both will be replaced with new ideas, as part of an ongoing process.

   We believe the Discovery Fund is well-positioned in micro-cap growth stocks. Its top five holdings in terms of market value are BTU International, Inc., Insignia Systems, Inc., MEDTOX Scientific, Inc., IntegraMed America, Inc., and the Exploration Co. of Delaware, Inc. It also has many other holdings that we believe hold significant promise for the future.

   Thank you for your continued support.

Sincerely,

/s/Richard W. Perkins, C.F.A.           /s/Daniel S. Perkins, C.F.A.

Richard W. Perkins, C.F.A.              Daniel S. Perkins, C.F.A.
President                               Vice President

The above discussion is based on the opinions of Richard W. Perkins or Daniel S. Perkins and is subject to change. It is not intended to be a forecast of future events, a guarantee of future results and should not be considered a recommendation to buy or sell any security.

THE FUND MAY INVEST IN SMALLER COMPANIES WHICH INVOLVES ADDITIONAL RISKS SUCH AS LIMITED LIQUIDITY AND GREATER VOLATILITY.

Any tax or legal information provided is merely a summary of our understanding and interpretation of some of the current income tax regulations and is not exhaustive. Investors must consult their tax advisor or legal counsel for advice and information concerning their particular situation. Neither the Perkins Discovery Fund nor any of its representatives may give legal or tax advice.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general; the Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization; and the NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System, which includes over 5,000 stocks traded only over-the-counter and not on an exchange. One cannot invest directly in an index.

Please refer to the schedule of investments for more information regarding fund holdings. Fund holdings are subject to change and are not recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus. Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

The Perkins Discovery Fund is distributed by Quasar Distributors, LLC.  (05/06)

SECTOR ALLOCATION at March 31, 2006 (Unaudited)

Consumer Discretionary                       18.1%
Consumer Staples                              0.5%
Energy                                        4.7%
Financials                                    1.6%
Health Care                                  32.4%
Industrials                                   8.5%
Information Technology                       25.0%
Materials                                     1.5%
Cash*<F1>                                     7.7%

*<F1>  Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE For the Six Months Ended March 31, 2006 (Unaudited)

   As a shareholder of the Perkins Discovery Fund ("the Fund"), you incur two types of costs: (1) transaction costs, including redemptions fees and exchange fees and (2) ongoing costs, including investment advisory fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/01/05 - 3/31/06).

ACTUAL EXPENSES

   The first line of the tables below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem shares that have been held for less than three months. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                            Beginning        Ending           Expenses Paid
                             Account         Account        During the Period
                          Value 10/1/05   Value 3/31/06  10/1/05 - 3/31/06*<F2>
                          -------------   -------------  ----------------------
Actual                        $1,000         $1,212              $13.79
Hypothetical (5% annual
  return before expenses)     $1,000         $1,012              $12.54

*<F2> Expenses are equal to the Fund's annualized expense ratio for the most recent six month period of 2.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

                           THE PERKINS DISCOVERY FUND

        Value of $10,000 vs S&P 500 Index and Russell 2000 Growth Index

   Date     Perkins Discovery Fund   S&P 500 Index   Russell 2000 Growth Index
   ----     ----------------------   -------------   -------------------------
    4/9/98         $10,000              $10,000                $10,000
   3/31/99         $11,567              $11,794                 $8,905
 3/31/2000         $30,175              $13,910                $14,163
 3/31/2001         $17,683              $10,894                 $8,525
 3/31/2002         $22,699              $10,920                 $8,947
 3/31/2003         $16,651               $8,216                 $6,117
 3/31/2004         $28,568              $11,102                 $9,981
 3/31/2005         $28,414              $11,845                $10,067
 3/31/2006         $38,402              $13,180                $12,870

                          Average Annual Total Return
                          Period Ending March 31, 2006

                    1 Year                            35.15%
                    5 Year                            16.78%
                    Since Inception (4/9/98)          18.36%

This chart illustrates the performance of a hypothetical $10,000 investment made on April 9, 1998 (the "Fund's inception") and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends, but does not reflect the redemption of fees.

As of 3/31/06 the Russell 2000 Growth Index returned 27.84%, 8.59%, 3.21% for the one-year, five-year and since inception (4/9/98) periods, respectively. As of 3/31/06 the S&P 500 Index returned 11.73%, 3.97%, 3.52% for the one-year, five-year and since inception (4/9/98) periods, respectively.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (800) 366-8361.

The Russell 2000 Growth Index is an unmanaged index representing those Russell 2000 Index companies with higher price-book ratios and future projected earnings. Returns include reinvested dividends. The S&P 500 Index is an unmanaged index which is widely regarded as the standard for measuring large-cap U.S. stock market performance. Returns include reinvested dividends. One cannot directly invest in an index.

SCHEDULE OF INVESTMENTS at March 31, 2006

SHARES                                                                VALUE
------                                                                -----
COMMON STOCKS: 92.3%

CAPITAL GOODS: 5.5%
  40,000     BTU
               International, Inc.*<F3>                            $   657,200
                                                                   -----------
COMMERCIAL SERVICES & SUPPLIES: 7.3%
  28,000     Cash Systems, Inc.*<F3>                                   194,645
   2,100     CECO
               Environmental Corp.*<F3>                                 18,396
  27,500     IntegraMed
               America, Inc.*<F3>                                      317,625
  30,000     National Technical
               Systems, Inc.*<F3>                                      180,000
  12,500     UTEK Corp.                                                156,250
                                                                   -----------
                                                                       866,916
                                                                   -----------
COMPUTERS: 6.8%
  22,500     Applix, Inc.*<F3>                                         171,675
  28,600     Datalink Corp.*<F3>                                       117,546
  40,000     HEI, Inc.*<F3>                                            101,200
 150,000     Mitek Systems, Inc.*<F3>                                  247,500
   7,500     Rimage Corp.*<F3>                                         169,350
                                                                   -----------
                                                                       807,271
                                                                   -----------
CONSUMER DURABLES & APPAREL: 1.3%
  15,000     Cobra
               Electronics Corp.*<F3>                                  158,850
                                                                   -----------
ENERGY: 2.4%
  25,000     The Exploration
               Company of
               Delaware*<F3>                                           281,000
                                                                   -----------
HEALTH CARE EQUIPMENT & SUPPLIES: 11.4%
  60,000     I-trax, Inc.*<F3>                                         203,400
  14,000     Micrus
               Endovascular Corp.*<F3>                                 197,960
  12,500     Possis Medical, Inc.*<F3>                                 127,000
  37,500     Rita Medical
               Systems, Inc.*<F3>                                      148,125
  37,500     Sonic
               Innovations, Inc.*<F3>                                  187,500
  25,000     Spectranetics Corp.*<F3>                                  295,500
 128,000     SpectraScience, Inc.*<F3>                                 198,400
                                                                   -----------
                                                                     1,357,885
                                                                   -----------
HEALTH CARE - PRODUCTS: 10.2%
 150,000     CardioGenesis Corp.*<F3>                                   88,500
  50,000     Cardiotech
               International, Inc.*<F3>                                139,000
  15,000     Cholestech Corp.*<F3>                                     195,450
  35,000     Criticare Systems, Inc.*<F3>                              159,250
  20,000     EDAP TMS
               S.A. ADR*<F3>                                           356,400
   4,500     Hypertension
               Diagnostics, Inc.*<F3>                                    1,350
  30,000     MEDTOX
               Scientific, Inc.*<F3>                                   277,800
                                                                   -----------
                                                                     1,217,750
                                                                   -----------
HEALTH CARE - SERVICES: 5.2%
  25,000     American Shared
               Hospital Services                                       168,750
   1,700     Corvel Corp.*<F3>                                          37,434
  40,000     Digital Angel Corp.*<F3>                                  172,000
 100,000     Health Fitness Corp.*<F3>                                 242,500
                                                                   -----------
                                                                       620,684
                                                                   -----------
HOTELS RESTAURANTS & LEISURE: 2.9%
  20,000     Bally Total Fitness
               Holding Corp.*<F3>                                      187,400
  30,000     Youbet.com, Inc.*<F3>                                     163,800
                                                                   -----------
                                                                       351,200
                                                                   -----------
INTERNET: 2.8%
 100,000     I-many, Inc.*<F3>                                         160,000
  15,000     Stellent, Inc.                                            177,900
                                                                   -----------
                                                                       337,900
                                                                   -----------
LEISURE EQUIPMENT & PRODUCTS: 1.5%
  15,000     Nature Vision, Inc.*<F3>                                  171,750
                                                                   -----------
MATERIALS: 1.5%
  70,000     PolyMet
               Mining Corp.*<F3>                                       180,460
                                                                   -----------
MEDIA: 7.9%
 165,000     ACT Teleconferencing,
               Inc.*<F3>                                                25,575
 550,000     Insignia Systems, Inc.*<F3>                               561,000
  40,000     Navarre Corp.*<F3>                                        171,600
  25,000     WPT Enterprises, Inc.*<F3>                                184,000
                                                                   -----------
                                                                       942,175
                                                                   -----------
OIL & GAS: 2.3%
  15,000     Double Eagle
               Petroleum Co.*<F3>                                      275,550
                                                                   -----------
PERSONAL PRODUCTS: 0.6%
  10,000     Natural Health
               Trends Corp.*<F3>                                        67,500
                                                                   -----------
PHARMACEUTICALS: 2.9%
  15,000     Matrixx
               Initiatives, Inc.*<F3>                                  349,500
                                                                   -----------
RETAIL: 4.5%
  40,000     Appliance Recycling
               Centers of
               America, Inc.*<F3>                                      242,000
  30,000     Granite City Food
               & Brewery Ltd.*<F3>                                     141,000
   8,500     Rush Enterprises,
               Inc. - Class A*<F3>                                     149,430
                                                                   -----------
                                                                       532,430
                                                                   -----------
SOFTWARE & SERVICES: 5.3%
   8,000     Ebix, Inc.*<F3>                                           162,000
  25,000     Edgewater
               Technology, Inc.*<F3>                                   163,500
  20,000     eLoyalty Corp.*<F3>                                       308,400
                                                                   -----------
                                                                       633,900
                                                                   -----------
TECHNOLOGY HARDWARE & EQUIPMENT: 7.8%
  27,500     Addvantage
               Technologies
               Group, Inc.*<F3>                                        162,250
  40,000     Ciprico, Inc.*<F3>                                        241,200
  22,500     Globecomm
               Systems, Inc.*<F3>                                      166,500
  35,000     Innovex, Inc.*<F3>                                        181,650
   7,500     Optelecom-NKF, Inc.*<F3>                                  184,500
                                                                   -----------
                                                                       936,100
                                                                   -----------
TELECOMMUNICATIONS: 2.2%
  12,000     Micronetics, Inc.*<F3>                                    265,440
                                                                   -----------
TOTAL COMMON STOCKS
  (cost $7,920,454)                                                 11,011,461
                                                                   -----------
RIGHTS: 0.0%

COMPUTERS: 0.0%
   2,500     Intelli-Check, Inc.
               Rights., Expiration
               6/30/06*<F3>                                                 --
                                                                   -----------
TOTAL RIGHTS:
  (cost $0)                                                                 --
                                                                   -----------
SHORT-TERM INVESTMENTS: 8.8%

MONEY MARKET INVESTMENTS: 8.8%
 400,000     AIM Liquid Assets                                         400,000
 401,332     AIM Short Term Prime
               Institutional Class                                     401,332
 253,307     Fidelity Institutional
               Money Market
               Portfolio                                               253,307
                                                                   -----------
TOTAL SHORT-TERM
  INVESTMENTS
  (cost $1,054,639)                                                  1,054,639
                                                                   -----------
TOTAL INVESTMENTS
  IN SECURITIES: 101.1%
  (cost $8,975,093)                                                 12,066,100
Liabilities in excess of
  Other Assets: (1.1)%                                                (128,742)
                                                                   -----------
NET ASSETS: 100.0%                                                 $11,937,358
                                                                   -----------
                                                                   -----------

ADR - American Depository Receipt.
*<F3>  Non-income producing security.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2006

ASSETS
   Investments in securities, at value
     (cost $8,975,093) (Note 2)                                    $12,066,100
   Receivables:
       Fund shares sold                                                114,705
       Dividends and interest                                            3,760
   Prepaid expenses                                                     17,846
                                                                   -----------
           Total assets                                             12,202,411
                                                                   -----------

LIABILITIES
   Payables:
       Fund shares redeemed                                              1,000
       Investment securities purchased                                 207,347
       Advisory fees                                                     9,881
       Administration fees                                               2,548
       Custody fees                                                        709
       Distribution fees                                                 5,458
       Fund accounting fees                                              5,341
       Transfer agent fees                                               5,733
       Chief compliance officer fees                                       500
   Other accrued expenses                                               26,536
                                                                   -----------
           Total liabilities                                           265,053
                                                                   -----------

NET ASSETS                                                         $11,937,358
                                                                   -----------
                                                                   -----------
   Net asset value, offering and redemption price per share
     ($11,937,358/430,853, shares outstanding; unlimited
     number of shares authorized without par value)                     $27.71
                                                                        ------
                                                                        ------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $ 8,503,835
   Accumulated net realized gain on investments                        342,516
   Net unrealized appreciation on investments                        3,091,007
                                                                   -----------
           Net assets                                              $11,937,358
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended March 31, 2006

INVESTMENT INCOME
       Dividends                                                    $   11,188
       Interest                                                         33,415
                                                                    ----------
           Total investment income                                      44,603
                                                                    ----------

EXPENSES (NOTE 3)
       Advisory fees                                                    74,177
       Administration fees                                              29,999
       Transfer agent fees                                              26,832
       Fund accounting fees                                             21,827
       Distribution fees                                                18,544
       Audit fees                                                       17,448
       Registration fees                                                17,165
       Reports to shareholders                                          12,608
       Legal fees                                                        7,247
       Trustee fees                                                      6,640
       Custody fees                                                      4,093
       Chief compliance officer fees                                     3,000
       Miscellaneous                                                     2,967
       Insurance expense                                                   902
                                                                    ----------
           Total expenses                                              243,449
           Less: fees waived (Note 3)                                  (58,007)
                                                                    ----------
           Net expenses                                                185,442
                                                                    ----------
               NET INVESTMENT LOSS                                    (140,839)
                                                                    ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                    364,614
   Change in net unrealized appreciation on investments              2,341,320
                                                                    ----------
       Net realized and unrealized gain on investments               2,705,934
                                                                    ----------
           NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $2,565,095
                                                                    ----------
                                                                    ----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                  YEAR ENDED       YEAR ENDED
                                                MARCH 31, 2006   MARCH 31, 2005
                                                --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment loss                            $  (140,839)    $  (182,994)
   Net realized gain on investments                   364,614         696,711
   Change in net unrealized appreciation
     (depreciation) on investments                  2,341,320        (608,842)
                                                  -----------     -----------
       NET INCREASE (DECREASE) IN NET
         ASSETS RESULTING FROM OPERATIONS           2,565,095         (95,125)
                                                  -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gain                            (513,698)       (231,866)
                                                  -----------     -----------

CAPITAL SHARE TRANSACTIONS
   Net increase (decrease) in net assets
     derived from net change
     in outstanding shares (a)<F4>(b)<F5>           3,137,859        (871,143)
                                                  -----------     -----------
       TOTAL INCREASE (DECREASE)
         IN NET ASSETS                              5,189,256      (1,198,134)
                                                  -----------     -----------

NET ASSETS
   Beginning of Year                                6,748,102       7,946,236
                                                  -----------     -----------
   END OF YEAR                                    $11,937,358     $ 6,748,102
                                                  -----------     -----------
                                                  -----------     -----------

(a)<F4>  Summary of capital share transactions is as follows:

                                     YEAR ENDED              YEAR ENDED
                                   MARCH 31, 2006          MARCH 31, 2005
                                 ------------------       -----------------
                                 Shares       Value       Shares      Value
                                 ------       -----       ------      -----
Shares sold                      226,057   $ 5,366,574    159,784  $ 3,803,611
Shares issued in reinvestment
  of distributions                20,544       462,444      8,332      206,226
Shares redeemed (b)<F5>         (115,417)   (2,691,159)  (209,417)  (4,880,980)
                                --------   -----------   --------  -----------
Net increase (decrease)          131,184   $ 3,137,859    (41,301) $  (871,143)
                                --------   -----------   --------  -----------
                                --------   -----------   --------  -----------

(b)<F5>  Net of redemption fees of $3,404 and $17,810, respectively.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

                                                                      YEAR ENDED MARCH 31,
                                                ----------------------------------------------------------------
                                                2006           2005           2004           2003           2002
                                                ----           ----           ----           ----           ----
Net asset value,
  beginning of year                            $22.52         $23.30         $13.58         $18.61         $16.25
                                               ------         ------         ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                          (0.33)         (0.61)         (0.50)         (0.40)         (0.11)
   Net realized and
     unrealized gain (loss)
     on investments                              7.72           0.49          10.03          (4.66)          4.59
                                               ------         ------         ------         ------         ------
   Total from
     investment operations                       7.39          (0.12)          9.53          (5.06)          4.48
                                               ------         ------         ------         ------         ------
LESS DISTRIBUTIONS:
   From net realized gain                       (2.21)         (0.72)            --          (0.07)         (2.13)
                                               ------         ------         ------         ------         ------
   Paid-in capital from
     redemption fees
     (Note 2)                                    0.01           0.06           0.19           0.10           0.01
                                               ------         ------         ------         ------         ------
Net asset value,
  end of year                                  $27.71         $22.52         $23.30         $13.58         $18.61
                                               ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------

Total return                                    35.15%         (0.54)%        71.58%        (26.65)%        28.37%

RATIOS/SUPPLEMENTAL DATA:
   Net assets,
     end of year (millions)                     $11.9           $6.7           $7.9           $3.0           $6.9

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Before fees waived and
     expenses absorbed                           3.28%          2.93%          2.94%          4.56%          7.49%
   After fees waived and
     expenses absorbed                           2.50%          2.50%          2.50%          2.50%          2.50%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
   Before fees waived and
     expenses absorbed                          (2.68)%        (2.67)%        (2.79)%        (4.20)%        (6.87)%
   After fees waived and
     expenses absorbed                          (1.90)%        (2.24)%        (2.35)%        (2.14)%        (1.88)%
   Portfolio turnover rate                      77.56%         35.52%        103.20%         54.67%         49.92%

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS March 31, 2006

NOTE 1 - ORGANIZATION

   The Perkins Discovery Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on April 9, 1998.

   The Fund's primary investment objective is long-term capital appreciation with an emphasis in investing in domestic common stocks.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on NASDAQ shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price. Securities for which quotations are not readily available are fair valued as determined in good faith by the Board of Trustees. When a security is "fair valued," consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund's Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2006, the Fund did not hold any fair valued securities. Short term securities that have maturities of less than 60 days are valued at amortized cost, which when combined with accrued interest, approximates market value.

B. Federal Income Taxes. The Fund has elected to be taxed as "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

   In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

   Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

C. Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D. Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Share Valuation. The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund's net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than three months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of that Fund's daily NAV calculation.

G. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2006, the Fund increased accumulated net investment loss by $140,839 and decreased paid-in capital by $140,839.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

   Perkins Capital Management, Inc. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the year ended March 31, 2006, The Perkins Discovery Fund incurred $74,177 in advisory fees.

   The Advisor has contractually agreed to limit the Fund's expenses so that its annual ratio of expenses to average net assets will not exceed 2.50%. For the year ended March 31, 2006, the Advisor has waived $58,007 in fees for the Fund.

   The Advisor is permitted to seek reimbursement from the Fund, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment. At March 31, 2006, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be recouped was $124,677. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

       Year of Expiration         Amount
       ------------------         ------
       March 31, 2007            $31,661
       March 31, 2008             35,009
       March 31, 2009             58,007

   The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

   U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator (the "Administrator") and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

   Under $12 million               $30,000
   $12 to $50 million              0.25% of average daily net assets
   $50 to $100 million             0.20% of average daily net assets
   $100 to $200 million            0.15% of average daily net assets
   Over $200 million               0.10% of average daily net assets

For the year ended March 31, 2006, the Fund incurred administration fees of $29,999.

   Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. U.S. Bank, N.A. serves as custodian (the "Custodian") to the Fund. Both the Distributor and Custodian are affiliates of the Administrator. Certain officers and trustees of the Trust are also officers and/or directors of the Administrator or Distributor.

   The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The Fund pays a fee to the Advisor as compensation for distribution-related activities, not reimbursement for specific expenses. For the year ended March 31, 2006, the Fund paid fees of $18,544 to the Advisor.

   For the year ended March 31, 2006, the Fund was allocated $3,000 of the Trust's Chief Compliance Officer fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

   For the year ended March 31, 2006, the cost of purchases and the proceeds from sales of securities for the Fund, excluding short-term securities, was $7,087,616 and $5,176,578, respectively.

   There were no purchases or sales of U.S. Government obligations for the year ended March 31, 2006.

NOTE 5 - REPURCHASE AGREEMENTS

   The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

   The tax character of distributions paid by the Fund during the years ended March 31, 2006 and 2005 was as follows:

                                           2006           2005
                                           ----           ----
   Distributions paid from:
       Long-term capital gain           $186,629        $231,886
       Short-term capital gain          $327,069              --

   As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

   Cost of investments                                      $8,996,027
                                                            ----------
                                                            ----------
   Gross tax unrealized appreciation                         3,412,446
   Gross tax unrealized depreciation                          (342,373)
                                                            ----------
   Net tax unrealized appreciation                          $3,070,073
                                                            ----------
   Undistributed ordinary income                                    --
   Undistributed long-term capital gain                        363,450
                                                            ----------
   Total distributable earnings                             $3,433,523
                                                            ----------
   Other accumulated gains/(losses)                                 --
                                                            ----------
   Total accumulated earnings/(losses)                      $3,433,523
                                                            ----------
                                                            ----------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF
THE PERKINS DISCOVERY FUND AND THE
BOARD OF TRUSTEES OF PROFESSIONALLY MANAGED PORTFOLIOS

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments of The Perkins Discovery Fund, a series of shares of Professionally Managed Portfolios, as of March 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Perkins Discovery Fund as of March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, presented in conformity with accounting principles generally accepted in the United States of America.

                                                  TAIT, WELLER & BAKER LLP
PHILADELPHIA, PENNSYLVANIA
APRIL 28, 2006

TRUSTEES AND EXECUTIVE OFFICERS

   The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the "Board"). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, the Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives, strategies, and policies and to general supervision by the Board.

   The current Trustees and executive officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

                                                                                          Number of
                                                                                          Portfolios
                                           Term of            Principal                   in Fund
                           Position        Office and         Occupation                  Complex*<F6>      Other
Name, Address              with the        Length of          During                      Overseen          Directorships
and Age                    Trust           Time Served        Past Five Years             by Trustees       Held
-------------              ---------       -----------        ---------------             ------------      -------------

                                                 Independent Trustees of the Trust
                                                 ---------------------------------

Dorothy A. Berry           Chairman        Indefinite         President, Talon                 1            None.
(born 1943)                and             Term               Industries, Inc.
2020 E. Financial Way      Trustee         since              (administrative,
Suite 100                                  May 1991.          management and
Glendora, CA 91741                                            business consulting);
                                                              formerly Chief
                                                              Operating Officer,
                                                              Integrated Asset
                                                              Management
                                                              (investment advisor
                                                              and manager) and
                                                              formerly President,
                                                              Value Line, Inc.
                                                              (investment
                                                              advisory and
                                                              financial
                                                              publishing firm).

Wallace L. Cook            Trustee         Indefinite         Financial                        1            None.
(born 1939)                                Term               Consultant;
2020 E. Financial Way                      since              formerly Senior
Suite 100                                  May 1991.          Vice President,
Glendora, CA 91741                                            Rockefeller Trust
                                                              Co.; Financial
                                                              Counselor,
                                                              Rockefeller & Co.

Carl A. Froebel            Trustee         Indefinite         Owner, Golf                      1            None.
(born 1938)                                Term               Adventures,
2020 E. Financial Way                      since              LLC, (Vacation
Suite 100                                  May 1991.          Services).
Glendora, CA 91741                                            Formerly
                                                              President and
                                                              Founder, National
                                                              Investor Data
                                                              Services, Inc.
                                                              (investment
                                                              related computer
                                                              software).

Steven J. Paggioli         Trustee         Indefinite         Consultant since                 1            Trustee,
(born 1950)                                Term               July 2001; formerly                           Managers
2020 E. Financial Way                      since              Executive Vice                                Funds;
Suite 100                                  May 1991.          President,                                    Trustee,
Glendora, CA 91741                                            Investment                                    Managers
                                                              Company                                       AMG Funds;
                                                              Administration,                               Director,
                                                              LLC ("ICA")                                   Guardian
                                                              (mutual fund                                  Mutual
                                                              administrator).                               Funds.

Rowley W.P. Redington      Trustee         Indefinite         President;                       1            None.
(born 1944)                                Term               Intertech
2020 E. Financial Way                      since              Computer
Suite 100                                  May 1991.          Services Corp.
Glendora, CA 91741                                            (computer services
                                                              and consulting).

                                                       Officers of the Trust
                                                       ---------------------

Robert M. Slotky           President       Indefinite         Vice President,                  1            Not
(born 1947)                                Term since         U.S. Bancorp                                  Applicable.
2020 E. Financial Way                      August 2002.       Fund Services,
Suite 100                  Chief           Indefinite         LLC since July
Glendora, CA 91741         Compliance      Term since         2001; formerly,
                           Officer         September          Senior Vice
                                           2004.              President, ICA
                           Anti-Money      Indefinite         (May 1997-
                           Laundering      Term since         July 2001).
                           Officer         December
                                           2005.

Eric W. Falkeis            Treasurer       Indefinite         Chief Financial                  1            Not
(born 1973)                                Term since         Officer, U.S.                                 Applicable.
615 East Michigan St.                      August 2002.       Bancorp Fund
Milwaukee, WI 53202                                           Services, LLC
                                                              since April 2006;
                                                              formerly Vice
                                                              President, U.S.
                                                              Bancorp Fund
                                                              Services, LLC;
                                                              formerly Chief
                                                              Financial Officer,
                                                              Quasar Distributors,
                                                              LLC.

Angela L. Pingel           Secretary       Indefinite         Counsel, U.S.                    1            Not
(born 1971)                                Term               Bancorp Fund                                  Applicable.
615 East Michigan St.                      since              Services LLC
Milwaukee, WI 53202                        December           since 2004;
                                           2005.              formerly, Associate,
                                                              Krukowski &
                                                              Costello, S.C.,
                                                              (2002-2004);
                                                              formerly, Vice
                                                              President -
                                                              Investment
                                                              Operations,
                                                              Heartland Advisors,
                                                              Inc. (1994-2002).

All Trustees of the Trust are not "interested persons" of the Trust as defined under the 1940 Act.

*<F6> The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes.

LIQUIDATION OF THE PERKINS OPPORTUNITY FUND (Unaudited)

   On December 7, 2005, the Perkins Opportunity Fund was liquidated and was closed. Due to the shrinking asset base, increasing expense ratio and current performance history, the Perkins Opportunity Fund's management and the Board of Trustees had determined that it was in the best interest of the shareholders of the Perkins Opportunity Fund to liquidate the Fund.

FEDERAL TAX INFORMATION (Unaudited)

   The Fund designates 3.5% of the dividends declared from net investment income during the year ended March 31, 2006 as qualified income under the Jobs Growth and Tax Reconciliation Act of 2003.

   For the year ended March 31, 2006, 3.5% of the ordinary distributions paid by The Perkins Discovery Fund, qualify for the dividend received deduction available to corporate shareholders.

INFORMATION ABOUT PROXY VOTING (Unaudited)

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 280-4779, by accessing the Fund's website at www.perkinscapital.com, or by accessing the SEC's website at
           ----------------------
www.sec.gov.
-----------

   Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ending June 30 is available by calling (800) 280-4779 and on the SEC's website at www.sec.gov.
                                                   -----------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

   The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling (800) 280-4779. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
                                            -----------

                                    Advisor
                        PERKINS CAPITAL MANAGEMENT, INC.
                              730 East Lake Street
                            Wayzata, MN  55391-1769
                                 (800) 998-3190
                                 (952) 473-8367

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                           Milwaukee, WI  53201-0701

                 Independent Registered Public Accounting Firm
                            TAIT, WELLER & BAKER LLP
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441

                           The Perkins Discovery Fund
                                 Symbol - PDFDX
                               CUSIP - 742935711

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel and Steven J. Paggioli are each an "audit committee financial expert" and are considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "Other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                            FYE  3/31/2006           FYE  3/31/2005
                            --------------           --------------

Audit Fees                     $15,000                  $14,500
Audit-Related Fees             N/A                      N/A
Tax Fees                       $2,000                   $2,000
All Other Fees                 N/A                      N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant's hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees                FYE  3/31/2006        FYE  3/31/2005
----------------------                --------------        --------------

Registrant                                 N/A                   N/A
Registrant's Investment Adviser            N/A                   N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ----------------------------------------------

     By (Signature and Title)  /s/ Robert M. Slotky
                              -----------------------------------
                              Robert M. Slotky, President

     Date     June 5, 2006
           -----------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/ Robert M. Slotky
                               ----------------------------------
                               Robert M. Slotky, President

     Date     June 5, 2006
           ----------------------------------

     By (Signature and Title)  /s/ Eric W. Falkeis
                               ----------------------------------
                               Eric W. Falkeis, Treasurer

     Date     June 6, 2006
           ----------------------------------

* Print the name and title of each signing officer under his or her signature.